Accrued Expenses - Schedule of Accrued Expenses (Details) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accrued expenses:
Accrued legal fees	$ 3,581,322	$ 1,905,225
Accrued accounting fees	133,341	1,600
Total accrued expenses	$ 3,714,663	$ 1,906,825	$ 126,644